Derivative Liabilities	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

9. Derivative Liabilities

On October 23, 2015 (the “October Closing Date”), we completed a first closing of a private placement financing (the “2015 Private Placement Financing”), where we issued, among other securities, a warrant to purchase up to an aggregate of 6,666,666 shares of common stock with a term of five years and a warrant to purchase up to an aggregate of 8,666,666 shares of common stock with a term of six months (See Note 10 to these consolidated financial statements).

On November 23, 2015, we completed a second and final closing of the 2015 Private Placement Financing, where we issued, among other securities a warrant to purchase up to an aggregate of 2,222,217 shares of common stock with a term of five years and a warrant to purchase up to an aggregate of 2,820,670 shares of common stock with a term of six months.

We accounted for the combined 20,376,219 warrants issued in connection with the 2015 Private Placement Financing in accordance with the accounting guidance for derivatives. The applicable accounting guidance sets forth a two-step model to be applied in determining whether a financial instrument is indexed to an entity’s own stock, which would qualify such financial instruments for a scope exception. This scope exception specifies that a contract that would otherwise meet the definition of a derivative financial instrument would not be considered as such if the contract is both (i) indexed to the entity’s own stock and (ii) classified in the stockholders’ equity section of the entity’s balance sheet. We determined the warrants were ineligible for equity classification due to anti-dilution provisions set forth therein.

During the fiscal year ended July 31, 2016, (i) all 2,820,670 of the six-month warrants issued in the second and final closing were exercised, (ii) the six-month warrants issued in the first closing expired and (iii) the five-year warrants issued in the first closing were cancelled.

On the October Closing Date, the derivative liabilities were recorded at an estimated fair value of $7,008,000. Given that the fair value of the derivative liabilities exceeded the total proceeds of the private placement of $6,000,000, no net amounts were allocated to the common stock. The $1,008,000 amount by which the recorded liabilities exceeded the proceeds was charged to other expense at the October Closing Date.

As of October 31, 2016, we had a warrant liability of $1,952,000 related to the 2,222,217 warrants outstanding issued in connection with the November closing of the 2015 Private Placement Financing. The following assumptions were used as inputs to the model at October 31, 2016: stock price of $1.10 per share and a warrant exercise price of $0.45 per share as of the valuation date; our historical stock price volatility of 90.00%; risk free interest rate on U.S. treasury notes of 1.2%; warrant expiration of 4.1 years.

In addition, as of October 31, 2016, we had a warrant liability of $9,000 related to 132,420 warrants issued pursuant to a Bridge Loan financing that occurred during the fourth quarter of 2012. Currently there are 9,709 warrants outstanding issued in connection with the Bridge Loan. The following assumptions were used as inputs to the model at October 31, 2016: stock price of $1.10 per share and a warrant exercise price of $0.20 per share as of the valuation date; our historical stock price volatility of 55.89%; risk free interest rate on U.S. treasury notes of 0.20%; warrant expiration of 0.15 years.

On October 31, 2016, the total value of the derivative liabilities was $1,961,000. The change in fair value of the warrant liabilities for the three months ended October 31, 2016 and 2015, was an increase of $159,000 and a decrease of $43,000, respectively, which was recorded as a change in derivative liabilities in the condensed consolidated statement of operations. We have revalued the derivative liabilities as of October 31, 2016, and will continue to do so on each subsequent balance sheet date until the securities to which the derivative liabilities relate are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense.

6. Derivative Liability

On October 23, 2015 (the “October Closing Date”), we completed a first closing of a private placement financing (the “Private Placement Financing”), where we issued an aggregate of 13,333,333 shares of our common stock (the “Common Stock”), a warrant to purchase up to an aggregate of 6,666,666 shares of common stock with a term of five years and a warrant to purchase up to an aggregate of 8,666,666 shares of common stock with a term of six months (See Note 7).

On November 23, 2015, we completed a second closing of the Private Placement Financing, where we issued 4,444,439 shares of Common Stock, warrants to purchase up to an aggregate of 2,222,217 shares of common stock with a term of five years and a warrant to purchase up to an aggregate of 2,820,670 shares of common stock with a term of six months (See Note 7).

We accounted for the combined 20,376,219 warrants issued in connection with the Private Placement Financing in accordance with the accounting guidance for derivatives. The applicable accounting guidance sets forth a two-step model to be applied in determining whether a financial instrument is indexed to an entity’s own stock, which would qualify such financial instruments for a scope exception. This scope exception specifies that a contract that would otherwise meet the definition of a derivative financial instrument would not be considered as such if the contract is both (i) indexed to the entity’s own stock and (ii) classified in the stockholders’ equity section of the entity’s balance sheet. We determined the warrants were ineligible for equity classification due to anti-dilution provisions set forth therein.

The five year warrants issued on the October Closing Date were canceled on July 19, 2016. The estimated fair value of the five year warrants issued on the October Closing Date, as of the October Closing Date, and at July 19, 2016, was $4,034,000 and $5,541,000, respectively. The fair value on cancelation was returned to additional paid in capital and is reflected in the Settlement of warrant liability section on the table above.

The six month warrants issued on the October Closing Date expired unexercised on April 23, 2016. The estimated fair value of the six month warrants issued on the October Closing Date, as of the October Closing Date, and at April 23, 2016, was $2,974,000 and $6,067,000, respectively. The fair value on expiration was returned to additional paid in capital and is reflected in the Settlement of warrant liability section on the table above.

The estimated fair value of the five year warrants issued on the November Closing Date, as of the November Closing Date, and at July 31, 2016, was $1,587,000 and $1,794,000, respectively. The following assumptions were used as inputs to the Monte Carlo option pricing model at July 31, 2016: stock price of $1.01 and a warrant exercise price of $0.45; our historical stock price volatility of 90%; risk free interest rate on U.S. treasury notes of 1.0%; warrant expiration of 4.3 years.

During the fiscal year ended July 31, 2016, all 2,820,670 of the six month warrants issued on the November Closing Date were exercised. The estimated fair value of the six month warrants issued on the November Closing Date, as of the November Closing Date, and at exercise, was $1,271,000 and $1,942,000, respectively. The fair value on exercise was returned to additional paid in capital and is reflected in the Settlement of warrant liability section on the table above.

Given that the fair value of the derivative warrants issued on the October Closing Date exceeded the total proceeds of the private placement of $6,000,000, as of the October Closing Date, no net amounts were allocated to the common stock. The $1,008,000 amount by which the recorded liabilities exceeded the proceeds was charged to other expense at the October Closing Date. Given that the fair value of the derivative liabilities issued on the November Closing Date exceeded the total proceeds of the private placement of $2,000,000, as of the November Closing Date, no net amounts were allocated to the common stock. The $859,000 amount by which the recorded liabilities exceeded the proceeds was charged to other expense at the November Closing Date. We have revalued the derivative liability as of July 31, 2016, and will continue to do so on each subsequent balance sheet date until the securities to which the derivative liabilities relate are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense.

The derivative liabilities were valued at the closing dates of the October and November Private Placements and at July 31, 2016 using the following assumptions:

	July 31, 2016	On issuance
Closing price per share of common stock	$1.01	$0.87 -0.75
Exercise price per share	$0.45	$0.45
Volatility	90.00%	90.00%
Risk-free interest rate	1.0%	1.7 – 0.1%
Dividend yield	0.0	0.0
Expected term of underlying securities (years)	4.3	5.0 – 0.5

In addition, as of the valuation dates, management assessed the probabilities of future financings assumptions in the valuation models.

As of July 31, 2016, we had a warrant liability of $8,000 related to 132,420 warrants issued pursuant to a Bridge Loan financing that occurred during the fourth quarter of 2012. Currently there are 9,709 warrants outstanding that were issued in connection with the Bridge Loan. The following assumptions were used as inputs to the model at July 31, 2016: stock price of $1.01 and a warrant exercise price of $0.20 as of the valuation date; our historical stock price volatility of 78.73%; risk free interest rate on U.S. treasury notes of 0.2%; warrant expiration of 0.4 years.

As of July 31, 2016 and 2015 the total value of the derivative liabilities was $1,802,000 and $4,000, respectively. The change in fair value of the warrant liability for the fiscal year ended July 31, 2016, was an increase of $5,481,000, which was recorded as a change in derivative liability in the consolidated statement of operations.